Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic EPS
Net income available to common shareholders	$ 253,922	$ 167,319	$ 205,104
Shares (Denominator)	63,352,737	63,725,819	65,476,606
Per Share Amount	$ 4.01	$ 2.63	$ 3.13
Diluted EPS
Net income available to common shareholders	$ 253,922	$ 167,319	$ 205,104
Potential dilutive common shares and warrants	133,629	127,316	209,078
Shares (Denominator)	63,486,366	63,853,135	65,685,684
Per Share Amount (in dollars per share)	$ 4.00	$ 2.62	$ 3.12